Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of profit or loss [Abstract]
Revenue from transportation (Note 18)	$ 1,203,281	$ 1,475,683	$ 1,523,066
Costs and expenses:
Salaries, wages and employee benefits (Note 23)	341,399	343,700	368,614
Leases (Note 10)	312,463	300,466	436,469
Contracted services	293,543	448,217	413,060
Fuel, materials and supplies	170,753	206,820	211,793
Depreciation, amortization and loss from revaluation	141,051	182,880	80,277
Other costs and expenses	15,635	14,740	17,221
Total costs and expenses	1,274,844	1,496,823	1,527,434
Transportation loss	(71,563)	(21,140)	(4,368)
Other (expenses) income, net (Note 19)	(257,225)	233,907	102,625
Operating (loss) profit	(328,788)	212,767	98,257
Comprehensive financing cost:
Interest income	7,097	5,100	9,137
Interest expense and other financial costs (Note 20)	(75,654)	(146,875)	(84,890)
Exchange (loss) gain, net	(25,145)	24,875	5,844
Total comprehensive financing cost	(93,702)	(116,900)	(69,909)
(Loss) profit before taxes	(422,490)	95,867	28,348
Income tax expense (benefit) (Note 21)	19,334	(64,575)	(4,799)
Net (loss) profit for the year	(403,156)	31,292	23,549
Attributable to:
Non-controlling interest	(5,025)	(772)	4,543
Controlling interest	$ (398,131)	$ 32,064	$ 19,006
Profit per share for the year (Note 24)
(Loss) profit per share for the year (in dollars per share)	$ (3.896)	$ 0.314	$ 0.186
Weighted average number of shares for the year (in shares)	102,182,841	102,182,841	102,182,841